Variable interest entities and securitization - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Trading assets	$ 16,577	$ 15,272
Other assets	1,187	1,009
Other liabilities	496	1,110
Nonredeemable noncontrolling interests	196	143
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	443	882
Other assets	19	5
Total assets	462	887
Other liabilities	3	403
Total liabilities	3	403
Nonredeemable noncontrolling interests	196	143
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Trading assets	443	482
Other assets	19	5
Total assets	462	487
Other liabilities	3	3
Total liabilities	3	3
Nonredeemable noncontrolling interests	196	143
Variable Interest Entity, Primary Beneficiary | Securitization
Variable Interest Entity [Line Items]
Trading assets	0	400
Other assets	0	0
Total assets	0	400
Other liabilities	0	400
Total liabilities	0	400
Nonredeemable noncontrolling interests	0	0
Voting Model Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
VME classification of carrying amount, assets	187	314
VME classification of carrying amount, liabilities	2	3
Noncontrolling interest in VME	$ 43	$ 76